Line of Credit (Details) (Line of Credit [Member], USD $)	0 Months Ended	6 Months Ended	12 Months Ended
	Dec. 27, 2011	Jun. 30, 2013	Dec. 31, 2012
Line of Credit Facility [Line Items]
Maximum borrowing capacity ABL	$ 2,000,000
ABL interest rate	2.00%
Monthly minimum payment if borrowed	5,000
Current borrowing capacity		658,000
Line of Credit Facility, Amount Outstanding		0
LOC renewal fees		20,000
Warrants	50,000
Warrants issuable on initial borrowing, measurement period of avg closing price			20 days
Maximum [Member]
Line of Credit Facility [Line Items]
Percent of accounts receivable borrowing capacity ABL	75.00%
Minimum [Member]
Line of Credit Facility [Line Items]
ABL interest rate	5.25%
Monthly minimum payment	$ 2,500